other long-term assets	12 Months Ended
Dec. 31, 2025
other long-term assets
other long-term assets

20other long-term assets

As at December 31 (millions)	Note	2025	2024
Pension assets	15	$235	$257
Unbilled customer finance receivables	4(a)	586	630
Derivative assets	4(h)	40	113
Deferred income taxes	10	74	18
Costs incurred to obtain or fulfill contracts with customers		370	301
Investments in real estate joint ventures	21(a)	240	183
Investments in associates	21(b)	198	219
Portfolio investments [1]
At fair value through net income		78	62
At fair value through other comprehensive income		648	594
Prepaid maintenance		38	39
Refundable security deposits and other		169	161
		$2,676	$2,577

1Fair value measured at reporting date using significant other observable inputs (Level 2).

The costs incurred to obtain and fulfill contracts with customers are as follows:

	Costs incurred to
	Obtain
	contracts with	Fulfill contracts
(millions)	customers	with customers	Total
Balance as at January 1, 2024	$476	$39	$515
Additions	477	34	511
Amortization	(350)	(9)	(359)
Balance as at December 31, 2024	603	64	667
Additions	531	29	560
Amortization	(433)	(11)	(444)
Balance as at December 31, 2025	$701	$82	$783
Current	$389	$24	$413
Non-current	312	58	370
	$701	$82	$783